Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Principal Payments On The Term Loan	Remaining principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$499,998
2014	999,996
2015	750,007
$2,250,001
Principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$749,997
2014	999,996
2015	750,007
$2,500,000

Term Loan, Net of Debt Discount

The term loan, net of a debt discount of $32,214, is recorded on our unaudited condensed consolidated balance sheet as follows:

Current portion of long-term debt	$999,996
Long-term debt, less current portion	$1,217,791
The term loan is recorded on the 2012 consolidated balance sheet, net of debt discount, as follows:

Current portion of long-term debt	$749,997
Long-term debt, less current portion	$1,704,108